Schedule of consolidated financial statements reflected the activities (Details)	12 Months Ended
Feb. 28, 2025
FAST TRACK GROUP [Member]
Date of incorporation	May 31, 2024
Percentage of direct or indirect interests	100.00%
Place of Incorporation	Cayman Island
Principal activities	Investment holding
TCX HOLDINGS LTD [Member]
Date of incorporation	May 31, 2024
Percentage of direct or indirect interests	100.00%
Place of Incorporation	British Virgin Islands
Principal activities	Investment holding
Fast Track Events Pte. Ltd. [Member]
Date of incorporation	Mar. 08, 2012
Percentage of direct or indirect interests	100.00%
Place of Incorporation	Singapore
Principal activities	Regional entertainment-focused event management and marketing company